Debt (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of mortgage debt
Effective Interest Rate	5.93%
Maturity date of senior notes	Jan. 14, 2013
Total Mortgage Debt	$ 432,023	$ 319,096
Unamortized fair value adjustments	(1,147)	(1,578)
Net Unamortized fair value	430,876	317,518
Indian Creek Court [Member]
Summary of mortgage debt
Contractual interest rate	7.80%
Effective Interest Rate	5.90%
Total Mortgage Debt		11,982
403/405 Glenn Drive [Member]
Summary of mortgage debt
Contractual interest rate	7.60%
Effective Interest Rate	5.50%
Total Mortgage Debt		7,960
4612 Navistar Drive [Member]
Summary of mortgage debt
Contractual interest rate	7.48%
Effective Interest Rate	5.20%
Total Mortgage Debt		12,189
Aquia commerce center I [Member]
Summary of mortgage debt
Contractual interest rate	7.28%
Effective Interest Rate	7.28%
Total Mortgage Debt		353
Campus at Metro Park [Member]
Summary of mortgage debt
Contractual interest rate	7.11%
Effective Interest Rate	5.25%
Maturity date of senior notes	Feb. 12, 2013
Total Mortgage Debt	21,692	22,556
One Fair Oaks [Member]
Summary of mortgage debt
Contractual interest rate	6.31%
Effective Interest Rate	6.72%
Maturity date of senior notes	Jun. 12, 2013
Total Mortgage Debt	52,604
1434 Crossways Blvd Building II [Member]
Summary of mortgage debt
Contractual interest rate	7.05%
Effective Interest Rate	5.38%
Maturity date of senior notes	Aug. 12, 2013
Total Mortgage Debt	9,099	9,484
Crossways Commerce Center [Member]
Summary of mortgage debt
Contractual interest rate	6.70%
Effective Interest Rate	6.70%
Maturity date of senior notes	Oct. 12, 2013
Total Mortgage Debt	23,720	24,179
Newington Business Park Center [Member]
Summary of mortgage debt
Contractual interest rate	6.70%
Effective Interest Rate	6.70%
Maturity date of senior notes	Oct. 12, 2013
Total Mortgage Debt	14,963	15,252
Prosperity business center [Member]
Summary of mortgage debt
Contractual interest rate	6.25%
Effective Interest Rate	5.75%
Maturity date of senior notes	Jan. 13, 2013
Total Mortgage Debt	3,381	3,502
Cedar Hills [Member]
Summary of mortgage debt
Contractual interest rate	6.00%
Effective Interest Rate	6.58%
Maturity date of senior notes	Feb. 13, 2013
Total Mortgage Debt	15,838
Merrill Lynch Building [Member]
Summary of mortgage debt
Contractual interest rate	6.00%
Effective Interest Rate	7.29%
Maturity date of senior notes	Feb. 13, 2013
Total Mortgage Debt	13,571
1434 Crossways Blvd Building I [Member]
Summary of mortgage debt
Contractual interest rate	6.25%
Effective Interest Rate	5.38%
Maturity date of senior notes	Mar. 13, 2013
Total Mortgage Debt	7,943	8,225
Linden Business Center [Member]
Summary of mortgage debt
Contractual interest rate	6.01%
Effective Interest Rate	5.58%
Maturity date of senior notes	Oct. 13, 2013
Total Mortgage Debt	6,918	7,080
840 First Street, NE [Member]
Summary of mortgage debt
Contractual interest rate	5.18%
Effective Interest Rate	6.05%
Maturity date of senior notes	Oct. 13, 2013
Total Mortgage Debt	55,745
Owings Mills Commerce Center [Member]
Summary of mortgage debt
Contractual interest rate	5.85%
Effective Interest Rate	5.75%
Maturity date of senior notes	Mar. 14, 2013
Total Mortgage Debt	5,338	5,448
Annapolis Business Center [Member]
Summary of mortgage debt
Contractual interest rate	5.74%
Effective Interest Rate	6.25%
Maturity date of senior notes	Jun. 14, 2013
Total Mortgage Debt	8,360	8,491
Cloverleaf Center [Member]
Summary of mortgage debt
Contractual interest rate	6.75%
Effective Interest Rate	6.75%
Maturity date of senior notes	Oct. 14, 2013
Total Mortgage Debt	16,908	17,204
Plaza 500, Van Buren Office Park, Rumsey Center, Snowden Center, Greenbrier Technology Center II, Norfolk Business Center, Northridge and 15395 John Marshall Highway [Member]
Summary of mortgage debt
Contractual interest rate	5.19%
Effective Interest Rate	5.19%
Maturity date of senior notes	Aug. 15, 2013
Total Mortgage Debt	97,681	99,151
Building D [Member]
Summary of mortgage debt
Contractual interest rate	8.88%
Effective Interest Rate	6.63%
Maturity date of senior notes	Aug. 15, 2013
Total Mortgage Debt	520	642
Building C [Member]
Summary of mortgage debt
Contractual interest rate	7.88%
Effective Interest Rate	6.63%
Maturity date of senior notes	Dec. 17, 2013
Total Mortgage Debt	920	1,041
Buildings C, D, G and H [Member]
Summary of mortgage debt
Contractual interest rate	8.50%
Effective Interest Rate	6.63%
Maturity date of senior notes	Aug. 15, 2013
Total Mortgage Debt	1,369	1,681
Buildings A,B, E and F [Member]
Summary of mortgage debt
Contractual interest rate	7.45%
Effective Interest Rate	6.63%
Maturity date of senior notes	Jun. 21, 2013
Total Mortgage Debt	2,235	2,398
Mercedes Center Note 1 [Member]
Summary of mortgage debt
Contractual interest rate	4.67%
Effective Interest Rate	6.04%
Maturity date of senior notes	Jan. 16, 2013
Total Mortgage Debt	4,713	4,761
Mercedes Center Note 2 [Member]
Summary of mortgage debt
Contractual interest rate	6.57%
Effective Interest Rate	6.30%
Maturity date of senior notes	Jan. 16, 2013
Total Mortgage Debt	9,722	9,938
Gateway Centre Manassas Building I [Member]
Summary of mortgage debt
Contractual interest rate	7.35%
Effective Interest Rate	5.88%
Maturity date of senior notes	Nov. 16, 2013
Total Mortgage Debt	1,016	1,189
Hillside Center [Member]
Summary of mortgage debt
Contractual interest rate	5.75%
Effective Interest Rate	4.62%
Maturity date of senior notes	Dec. 16, 2013
Total Mortgage Debt	14,122
500 First Street, NW [Member]
Summary of mortgage debt
Contractual interest rate	5.72%
Effective Interest Rate	5.79%
Maturity date of senior notes	Jul. 20, 2013
Total Mortgage Debt	38,277	38,793
Battlefield Corporate Center [Member]
Summary of mortgage debt
Contractual interest rate	4.26%
Effective Interest Rate	4.40%
Maturity date of senior notes	Nov. 20, 2013
Total Mortgage Debt	4,149	4,289
Airpark Business Center [Member]
Summary of mortgage debt
Contractual interest rate	7.45%
Effective Interest Rate	6.63%
Maturity date of senior notes	Jun. 21, 2013
Total Mortgage Debt	$ 1,219	$ 1,308